Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2023	Mar. 31, 2022
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	60.00%	57.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	33.00%	37.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	7.00%	6.00%